Restructuring	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
RESTRUCTURING
NOTE 4. RESTRUCTURING
Auxilium Restructuring Initiative
In connection with the acquisition of Auxilium Pharmaceuticals, Inc. (subsequently converted to Auxilium Pharmaceuticals LLC hereafter referred to as Auxilium) on January 29, 2015, the Company implemented cost-rationalization and integration initiatives to capture operating synergies and generate cost savings across the Company (the Auxilium Restructuring Initiative). These measures included realigning our sales, sales support, management activities and staffing, which included separation benefits to former Auxilium employees, in addition to the closing of duplicative facilities. The cost reduction initiatives included a reduction in headcount of approximately 40% of the former Auxilium workforce. For former Auxilium employees that agreed to continue employment with the Company for a merger transition period, the separation costs payable upon completion of their retention period were expensed over their respective retention period.
As a result of the Auxilium Restructuring Initiative, the Company incurred $1.1 million of restructuring expenses during the year ended December 31, 2017, primarily related to its Chesterbrook, Pennsylvania facility. There were no significant restructuring expenses related to this initiative during the year ended December 31, 2016. The Company incurred restructuring expenses of $41.9 million during the year ended December 31, 2015, primarily consisting of $26.7 million of employee severance and other benefit-related costs. Other restructuring expenses related primarily to our Auxilium subsidiary’s former corporate headquarters in Chesterbrook, Pennsylvania, including $7.0 million of asset impairment charges on certain related leasehold improvements and $7.9 million recorded upon the facility’s cease use date, representing the liability for our remaining obligations under the respective lease agreement, net of estimated sublease income. These restructuring costs were included in the U.S. Branded Pharmaceuticals segment, and were primarily included in Selling, general and administrative costs and expenses in the Consolidated Statements of Operations. The Company does not anticipate any additional pre-tax restructuring expenses.
The liability related to the Auxilium Restructuring Initiative is included in Accounts payable and accrued expenses and Other liabilities in the Consolidated Balance Sheets. Changes to this accrual during the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Other Restructuring Costs	Total
Liability balance as of January 1, 2016	$5,353	$6,910	$12,263
Cash distributions	(5,353)	(1,406)	(6,759)
Liability balance as of January 1, 2017	$—	$5,504	$5,504
Expenses	—	1,058	1,058
Cash distributions	—	(1,937)	(1,937)
Liability balance as of December 31, 2017	$—	$4,625	$4,625

The remainder of the cash payments will be made over the remaining lease term of the Chesterbrook facility, which extends until December 2023.
2015 U.S. Generic Pharmaceuticals Restructuring Initiative
In connection with the acquisition of Par Pharmaceutical Holdings, Inc. and its subsidiaries (together herein Par) on September 25, 2015, we implemented cost-rationalization and integration initiatives to capture operating synergies and generate cost savings across the Company. These measures included realigning the Company’s U.S. Generic Pharmaceuticals segment sales, sales support, management activities and staffing, which resulted in separation benefits to certain U.S. Generic Pharmaceuticals employees. The cost reduction initiatives included a reduction in headcount of approximately 6% of the U.S. Generic Pharmaceuticals workforces. Under this restructuring initiative (the 2015 U.S. Generic Pharmaceuticals Restructuring Initiative), separation costs were expensed over the requisite service period, if any, while retention was expensed ratably over the respective retention period.
There were no significant restructuring expenses related to this initiative during the year ended December 31, 2017. The Company incurred restructuring expenses of $5.0 million and $23.6 million during the years ended December 31, 2016 and 2015, respectively, consisting of employee separation, retention and other benefit-related costs. These actions were completed by October 31, 2016. These restructuring costs were allocated to the U.S. Generic Pharmaceuticals segment, and were primarily included in Selling, general and administrative expenses in the Consolidated Statements of Operations.
The liability related to the 2015 U.S. Generic Pharmaceuticals Restructuring Initiative is included in Accounts payable and accrued expenses in the Consolidated Balance Sheets. Changes to this accrual during the years ended December 31, 2017 and 2016 were as follows (in thousands):

Total
Liability balance as of January 1, 2016	$17,914
Expenses	5,010
Cash distributions	(19,655)
Liability balance as of January 1, 2017	$3,269
Expenses	63
Cash distributions	(3,332)
Liability balance as of December 31, 2017	$—

2016 U.S. Generic Pharmaceuticals Restructuring Initiative
As part of the ongoing U.S. Generic Pharmaceuticals integration efforts initiated in connection with the acquisition of Par in September 2015, the Company announced a restructuring initiative in May 2016 to optimize its product portfolio and rationalize its manufacturing sites to expand product margins (the 2016 U.S. Generic Pharmaceuticals Restructuring Initiative). These measures included certain cost savings initiatives, including a reduction in headcount and the disposal of our Charlotte, North Carolina manufacturing facility (the Charlotte facility). On October 31, 2016, we entered into a definitive agreement to sell the Charlotte facility for cash proceeds of $14 million. The transaction closed in January 2017. The assets of the Charlotte facility were classified as held for sale in the accompanying Consolidated Balance Sheet as of December 31, 2016.
As a result of the 2016 U.S. Generic Pharmaceuticals Restructuring Initiative, the Company incurred pre-tax charges of $1.0 million and $173.9 million during the years ended December 31, 2017 and 2016, respectively. The 2017 charges related primarily to employee separation and other benefit-related costs.
The 2016 charges consisted of certain asset impairment charges of $107.2 million, charges to increase excess inventory reserves of $33.3 million, charges related to employee separation, retention and other benefit-related costs of $17.0 million, accelerated depreciation of $10.2 million and other charges of $6.2 million. These charges are included in the U.S. Generic Pharmaceuticals segment and are included in Asset impairment charges, Cost of revenues and Selling, general and administrative expenses in the Consolidated Statements of Operations. The Company does not expect to incur additional significant expenses related to this restructuring initiative. Substantially all related cash payments were made by the end of 2017. Under this restructuring initiative, separation costs were expensed ratably over the requisite service period, if any, while retention was expensed ratably over the respective retention period.
The liability related to the 2016 U.S. Generic Pharmaceuticals Restructuring Initiative is included in Accounts payable and accrued expenses in the Consolidated Balance Sheets and related entirely to employee separation and other benefit-related costs. Changes to this liability during the years ended December 31, 2017 and 2016 were as follows (in thousands):

Total
Liability balance as of January 1, 2016	$—
Expenses	16,983
Cash distributions	(7,044)
Liability balance as of January 1, 2017	$9,939
Expenses	984
Cash distributions	(10,672)
Liability balance as of December 31, 2017	$251

2016 U.S. Branded Pharmaceuticals Restructuring Initiative
In December 2016, the Company announced that it was terminating its worldwide license and development agreement with BioDelivery Sciences International, Inc. (BDSI) for BELBUCA™ and returning the product to BDSI. This termination was completed on January 6, 2017. As a result of this announcement and a comprehensive assessment of its product portfolio, the Company restructured its U.S. Branded Pharmaceuticals segment sales organization during the fourth quarter of 2016 (the 2016 U.S. Branded Pharmaceuticals Restructuring Initiative), which included the elimination of an approximate 375-member U.S. Branded Pharmaceuticals pain field sales force and the termination of certain contracts.
The Company did not incur any significant pre-tax charges during the year ended December 31, 2017 as a result of the 2016 U.S. Branded Pharmaceuticals Restructuring Initiative. The Company incurred total pre-tax charges of approximately $61.5 million during the fourth quarter of 2016. These charges consisted of a non-cash intangible asset impairment charge of approximately $36.8 million, employee separation and other benefit-related costs of $16.5 million, early contract termination fees of $5.2 million and $3.0 million of inventory write-offs. Actions related to this initiative were completed by December 31, 2016 and substantially all of the cash payments were made by the end of 2017. These charges are included in the U.S. Branded Pharmaceuticals segment and are included in Asset impairment charges, Cost of revenues, and Selling, general and administrative expenses in the Consolidated Statements of Operations. The Company does not expect to incur any additional material pre-tax restructuring expenses related to this initiative.
The liability related to the 2016 U.S. Branded Pharmaceuticals Restructuring Initiative is included in Accounts payable and accrued expenses in the Consolidated Balance Sheets. Changes to this liability during the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Contract Termination Charges	Total
Liability balance as of January 1, 2016	$—	$—	$—
Expenses	16,544	5,224	21,768
Cash distributions	—	—	—
Liability balance as of January 1, 2017	$16,544	$5,224	$21,768
Cash distributions	(16,544)	(5,224)	(21,768)
Liability balance as of December 31, 2017	$—	$—	$—

January 2017 Restructuring Initiative
On January 26, 2017, the Company announced a restructuring initiative implemented as part of its ongoing organizational review (the January 2017 Restructuring Initiative). This restructuring is intended to further integrate, streamline and optimize the Company’s operations by aligning certain corporate and R&D functions with its recently restructured U.S. Generic Pharmaceuticals and U.S. Branded Pharmaceuticals business units in order to create efficiencies and cost savings. As part of this restructuring, the Company undertook certain cost reduction initiatives, including a reduction of approximately 90 positions of its workforce, primarily related to corporate and U.S. Branded Pharmaceuticals R&D functions in Malvern, PA and Chestnut Ridge, NY, a streamlining of general and administrative expenses, an optimization of commercial spend and a refocusing of research and development efforts.
As a result of the January 2017 Restructuring Initiative, the Company incurred total pre-tax charges of approximately $15.1 million during the year ended December 31, 2017 related to employee separation and other benefit-related costs. Of the total charges incurred, $6.9 million are included in the U.S. Branded Pharmaceuticals segment, $4.9 million are included in Corporate unallocated costs and $3.3 million are included in the U.S. Generic Pharmaceuticals segment for the year ended December 31, 2017, respectively. These charges are included in Selling, general and administrative expenses in the Consolidated Statements of Operations. The Company does not expect to incur additional material pre-tax restructuring-related expenses. Substantially all cash payments were made by the end of 2017 and substantially all of the actions associated with this restructuring were completed by the end of April 2017.
The liability related to the January 2017 Restructuring Initiative is included in Accounts payable and accrued expenses in the Consolidated Balance Sheets and is entirely related to employee separation and other benefit-related costs. Changes to this liability during the year ended December 31, 2017 were as follows (in thousands):

2017
Liability balance as of January 1, 2017	$—
Expenses	15,072
Cash distributions	(12,391)
Liability balance as of December 31, 2017	$2,681

2017 U.S. Generic Pharmaceuticals Restructuring Initiative
On July 21, 2017, the Company announced that after completing a comprehensive review of its manufacturing network, the Company will be ceasing operations and closing its manufacturing and distribution facilities in Huntsville, Alabama (the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative). The closure of the facilities is expected to occur by the end of 2018.
As a result of the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative, the Company’s workforce is expected to be reduced by approximately 815 employees and the Company expects total pre-tax charges related to this initiative to be approximately $345 million, including total estimated cash outlays of approximately $70 million, substantially all of which will be paid by the end of 2018. The estimated restructuring charges consist of accelerated depreciation charges of approximately $155 million, asset impairment charges related to identifiable intangible assets and certain property, plant and equipment of approximately $105 million, charges to increase excess inventory reserves of approximately $10 million, employee separation, retention and other benefit-related costs of approximately $40 million and certain other charges of approximately $35 million. Employee separation, retention and certain other employee benefit-related costs are expensed ratably over the requisite service period. Other costs including, but not limited to, contract termination fees and product technology transfer costs, will be expensed as incurred.
As a result of the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative, the Company incurred pre-tax charges of $286.7 million during the year ended December 31, 2017. These expenses consisted of charges relating to accelerated depreciation of $123.3 million, employee separation, retention and other benefit-related costs of $29.6 million, charges to increase excess inventory reserves of $12.1 million, certain intangible asset and property, plant and equipment impairment charges of $104.7 million and certain other charges of $17.0 million.
These charges are included in the U.S. Generic Pharmaceuticals segment. Intangible asset and property, plant and equipment impairment charges are included in Asset impairment charges. Charges to increase excess inventory reserves are included in Cost of revenues. Employee separation, retention and other benefit-related costs are included in Cost of revenues. Certain other charges are included in both Cost of revenues and Selling, general and administrative expenses in the Consolidated Statements of Operations.
The liability related to the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative is included in Accounts payable and accrued expenses in the Consolidated Balance Sheets. Changes to this liability during the year ended December 31, 2017 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Other Restructuring Costs	Total
Liability balance as of January 1, 2017	$—	$—	$—
Expenses	29,553	13,724	43,277
Cash distributions	(6,578)	(12,114)	(18,692)
Liability balance as of December 31, 2017	$22,975	$1,610	$24,585

January 2018 Restructuring Initiative
In January 2018, the Company initiated a restructuring initiative that included a reorganization of its U.S. Generic Pharmaceuticals segment’s research and development network, a further simplification of the Company’s manufacturing networks and a company-wide unification of certain corporate functions (the January 2018 Restructuring Initiative).
As a result of the January 2018 Restructuring Initiative, the Company expects total related pre-tax charges of approximately $30 million, including total estimated cash outlays of approximately $25 million, substantially all of which will be paid by March 31, 2019. The estimated restructuring charges consist of employee separation, retention and other benefit-related costs of approximately $25 million and certain other charges of approximately $5 million. Employee separation, retention and certain other employee benefit-related costs are expensed ratably over the requisite service period. Other costs will be expensed as incurred.
As a result of the January 2018 Restructuring Initiative, the Company incurred pre-tax charges of $2.6 million during the year ended December 31, 2017. These expenses consisted of certain property, plant and equipment impairment charges of $2.0 million and certain other charges of $0.6 million. These charges are included in the U.S. Generic Pharmaceuticals segment. Impairment charges are included in Asset impairment charges in the Consolidated Statements of Operations. Certain other charges are included in Selling, general and administrative expenses in the Consolidated Statements of Operations.